Commitments (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Schedule of rent expense [Table Text Block]
	Nine months ended September 30,
	2013	2012

Rent expenses	$87,798	$92,709

	2012	2011
Rent expenses	$124,024	$125,857

Schedule of minimum future rental payments due under non-cancelable operating leases with remaining terms [Table Text Block]
2013	18,266
2014	73,964
2015	57,640

$148,970

2013	83,290
2014	49,602
2015	42,162

$175,054